Personnel Expenses	12 Months Ended
Dec. 31, 2023
Personnel Expenses
Personnel Expenses

(25)    Personnel Expenses

Details of personnel expenses by function are as follows:

	Thousands of Euros
	31/12/2023	31/12/2022	31/12/2021
Cost of sales	1,337,454	1,343,991	999,347
Research and development	172,970	159,766	138,629
Selling, general & administration expenses	528,784	472,413	401,390
	2,039,208	1,976,170	1,539,366

Details by nature are as follows:

	Thousands of Euros
	31/12/2023	31/12/2022	31/12/2021
Wages and salaries	1,658,286	1,600,617	1,231,812
Contributions to pension plans	42,261	40,994	31,757
Other social charges	30,571	33,506	27,387
Social Security	308,090	301,053	248,410
	2,039,208	1,976,170	1,539,366

On February 15, 2023, the Group announced the implementation of a comprehensive operational improvement plan with significant savings. The plan included the optimization of plasma costs and operations, the streamlining of corporate functions, and other initiatives to improve efficiency in the organization. It also included a reduction in staff in 2023 that affected approximately 8% of the human team, mainly in plasma operations in the United States. As of 31 December 2023, the Group recognized an expense of approximately Euros 75,348 thousand in wages, salaries, and the like.